Discontinued Operations - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income loss from continuing and discontinued operations [line items]
Loss from discontinued operations, after tax	$ (27)	$ (6)
Discontinued operations [member]
Income loss from continuing and discontinued operations [line items]
Loss from discontinued operations, after tax	(27)	(6)
Tax benefit (expense) on (loss) earnings from discontinued operations	$ 15	$ 31